Exhibit 1

Morgan Stanley Capital Citigroup Trust 2016-SNR
Commercial Mortgage Pass-Through Certificates, Series 2016-SNR

Report To:
Morgan Stanley & Co. LLC
Morgan Stanley Capital I Inc.
Morgan Stanley Mortgage Capital Holdings LLC
Morgan Stanley Bank, N.A.
Citigroup Global Markets Realty Corp.
Citigroup Global Markets Inc.

10 November 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley & Co. LLC
Morgan Stanley Capital I Inc.
Morgan Stanley Mortgage Capital Holdings LLC
Morgan Stanley Bank, N.A.
1585 Broadway
New York, New York 10036

Citigroup Global Markets Realty Corp.
Citigroup Global Markets Inc.
390 Greenwich Street
New York, New York 10013

Re: Morgan Stanley Capital Citigroup Trust 2016-SNR Commercial Mortgage Pass-Through Certificates, Series 2016-SNR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Morgan Stanley Capital Citigroup Trust 2016‑SNR securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 November 2016

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:
a.	The Certificates will represent beneficial interests in Morgan Stanley Capital Citigroup Trust 2016-SNR (the “Issuing Entity”) that will be established by the Depositor,
b.
The assets of the Issuing Entity will consist primarily of two promissory notes issued by 64 separate limited liability companies and limited partnerships (collectively, the “Mortgage Borrowers”), evidencing a portion of a five-year componentized fixed-rate loan (the “Mortgage Loan”),

c.
The Mortgage Loan is secured primarily by, among other things, first lien mortgages on the Mortgage Borrowers’ fee simple interests in 64 skilled nursing facility properties located in 8 states (collectively, the “Mortgaged Properties”),

d.
The Mortgage Loan has a related fixed rate mezzanine A loan (the “Mezzanine A Loan”) and related floating rate mezzanine B loan (the “Mezzanine B Loan,” together with the Mezzanine A Loan, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.
An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property as of 11 December 2016 (the “Reference Date”) and

b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.
An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property as of the Reference Date and

b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a. First Payment Date and
b. Maturity Date
of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a. Seasoning and
b. Original Loan Term (mos)
of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.
With respect to the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, the applicable Source Document indicates that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms.  Based on this information, the Depositor instructed us to:

a.	Use “0” for the “Original Amortization Term” characteristic on the Final Data File for the Mortgage Loan and Mezzanine Loans,
b.
Use the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Term (mos)”),

c.	Use the “Trust Loan Original Balance” of the Mortgage Loan and each Mortgaged Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Mortgaged Property as of the Reference Date (the “Trust Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Trust Loan Balloon Balance”) and
d.	Use the “Mezzanine Loan Original Balance” of the Mezzanine Loans and each Mortgaged Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loans and each Mortgaged Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mezzanine Loans as of the “Maturity Date” of the Mezzanine Loans (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Trust Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Trust Loan Cut-off Date Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Trust Loan Balloon Balance and
f.	Mezzanine Loan Balloon Balance
of the Mortgage Loan, Mezzanine Loans and each Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance and
iii.	Total Debt Balloon Balance
of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

9.	Using the:
a.	Trust Loan Original Balance,
b.	Trust Loan Interest Rate and
c.	Interest Accrual Method
of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 9., we recalculated the:
i.	Trust Loan Monthly IO Payment and
ii.	Trust Loan Annual IO Debt Service
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:
a.	The “Trust Loan Original Balance,” as shown on the Final Data File,
b.	The “Trust Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Annual IO Debt Service” of the Mortgage Loan as the product of:
a.	The “Trust Loan Original Balance,” as shown on the Final Data File,
b.	The “Trust Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

10.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Debt Interest Rate and
c.	Mezzanine Debt Interest Accrual Method
of the Mezzanine Loans, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 10., we recalculated the:
i.	Mezzanine Debt Monthly IO Payment and
ii.	Mezzanine Debt Annual IO Payment
of the Mezzanine Loans.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Monthly IO Payment” of the Mezzanine Loans as 1/12th of the product of:
a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual IO Payment” of the Mezzanine Loans as the product of:
a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 7

11.	Using the:
a.	Trust Loan Monthly IO Payment,
b.	Trust Loan Annual IO Debt Service,
c.	Mezzanine Debt Monthly IO Payment and
d.	Mezzanine Debt Annual IO Payment
of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Total Debt Monthly IO Payment and
ii.	Total Debt Annual IO Debt Service
of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Trust Loan Annual IO Debt Service,
b.	Trust Loan Cut-off Date Balance,
c.	Trust Loan Balloon Balance,
d.	Appraisal Value,
e.	Underwritten NOI,
f.	Underwritten NCF and
g.	Licensed Beds
of the Mortgage Loan and each Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Underwritten Trust Loan IO NOI DSCR,
ii.	Underwritten Trust Loan IO NCF DSCR,
iii.	Underwritten Trust Loan NOI Debt Yield,
iv.	Underwritten Trust Loan NCF Debt Yield,
v.	Cut-off Date Trust LTV,
vi.	Maturity Date Trust LTV and
vii.	Trust Loan Per Licensed Bed
of the Mortgage Loan and, with respect to item vii. above, each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:
a.	Round the “Underwritten Trust Loan IO NOI DSCR” and “Underwritten Trust Loan IO NCF DSCR” to two decimal places and
b.	Round the “Underwritten Trust Loan NOI Debt Yield,” “Underwritten Trust Loan NCF Debt Yield,” “Cut-off Date Trust LTV” and “Maturity Date Trust LTV” to the nearest 1/10th of one percent.

Attachment A Page 6 of 7

13.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Cut-off Date Balance,
c.	Total Debt Balloon Balance,
d.	Appraisal Value,
e.	Underwritten NOI,
f.	Underwritten NCF and
g.	Licensed Beds
of the Total Debt associated with the Mortgage Loan and each Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Underwritten Total Debt NOI Debt Yield,
iv.	Underwritten Total Debt NCF Debt Yield,
v.	Cut-off Date Total Debt LTV,
vi.	Maturity Date Total Debt LTV and
vii.	Total Debt Per Licensed Bed
of the Total Debt associated with the Mortgage Loan and, with respect to item vii. above, each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:
a.	Round the “Underwritten Total Debt IO NOI DSCR” and “Underwritten Total Debt IO NCF DSCR” to two decimal places and
b.	Round the “Underwritten Total Debt NOI Debt Yield,” “Underwritten Total Debt NCF Debt Yield,” “Cut-off Date Total Debt LTV” and “Maturity Date Total Debt LTV” to the nearest 1/10th of one percent.

14.	Using the:
a.	2011 Private Pay Patient Days,
b.	2012 Private Pay Patient Days,
c.	2013 Private Pay Patient Days,
d.	2014 Private Pay Patient Days,
e.	2015 Private Pay Patient Days,
f.	T-12 August 2016 Private Pay Patient Days,
g.	UW Private Pay Patient Days,
h.	2011 Insurance Patient Days,
i.	2012 Insurance Patient Days,
j.	2013 Insurance Patient Days,
k.	2014 Insurance Patient Days,
l.	2015 Insurance Patient Days,
m.	T-12 August 2016 Insurance Patient Days,
n.	UW Insurance Patient Days,
o.	2011 Medicaid Patient Days,
p.	2012 Medicaid Patient Days,
q.	2013 Medicaid Patient Days,
r.	2014 Medicaid Patient Days,
s.	2015 Medicaid Patient Days,
t.	T-12 August 2016 Medicaid Patient Days,

Attachment A Page 7 of 7

14. (continued)

u.	UW Medicaid Patient Days,
v.	2011 Medicare Part A Patient Days,
w.	2012 Medicare Part A Patient Days,
x.	2013 Medicare Part A Patient Days,
y.	2014 Medicare Part A Patient Days,
z.	2015 Medicare Part A Patient Days,
aa.	T-12 August 2016 Medicare Part A Patient Days,
bb.	UW Medicare Part A Patient Days,
cc.	2011 Other Patient Days,
dd.	2012 Other Patient Days,
ee.	2013 Other Patient Days,
ff.	2014 Other Patient Days,
gg.	2015 Other Patient Days,
hh.	T-12 August 2016 Other Patient Days and
ii.	UW Other Patient Days
of the Mortgage Loan and each Mortgaged Property, all as shown on the Final Data File, we recalculated the:
i.	2011 Total Patient Days,
ii.	2012 Total Patient Days,
iii.	2013 Total Patient Days,
iv.	2014 Total Patient Days,
v.	2015 Total Patient Days,
vi.	T-12 August 2016 Total Patient Days and
vii.	UW Total Patient Days
of the Mortgage Loan and each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a. Administrative Fee Rate and
b. Trust Loan Interest Rate,
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents
Source Document Title	Source Document Date

Loan Agreement	1 November 2016

Mezzanine A Loan Agreement	1 November 2016

Mezzanine B Loan Agreement	1 November 2016

Allocated Loan Amount Schedule (Project New Mexico‑Allocated Loan Amounts.xlsx)	Not Dated

Interest Rate Cap Agreement	1 November 2016

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Closing Statement	1 November 2016

Cash Management Agreement	1 November 2016

Guaranty Agreement	1 November 2016

Non-Consolidation Opinion	1 November 2016

Mortgaged Property Source Documents
Source Document Title	Source Document Date

Appraisal Reports	July and September 2016

Engineering Reports	July and August 2016

Phase I Environmental Reports	July and August 2016

Phase II Environmental Reports	September and October 2016

Property Insurance Certificate	16 August 2016

Underwriting Model	23 October 2016

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)
Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	USPS Internet Site or Appraisal Report
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Licensed Beds	Underwriting Model
Operating Beds	Underwriting Model

Third Party Information:

Characteristic	Source Document
Appraisal Date	Appraisal Report
Appraisal Value	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
Engineering Report Date	Engineering Report
Terrorism Insurance	Property Insurance Certificate
Windstorm Insurance	Property Insurance Certificate
Earthquake Insurance	Property Insurance Certificate
Flood Insurance	Property Insurance Certificate

Underwriting Information: (see Note 2)

Characteristic	Source Document
2011 Licensed Beds	Underwriting Model
2012 Licensed Beds	Underwriting Model
2013 Licensed Beds	Underwriting Model
2014 Licensed Beds	Underwriting Model
2015 Licensed Beds	Underwriting Model
T-12 August 2016 Licensed Beds	Underwriting Model
UW Licensed Beds	Underwriting Model
2011 Available Beds	Underwriting Model
2012 Available Beds	Underwriting Model
2013 Available Beds	Underwriting Model
2014 Available Beds	Underwriting Model
2015 Available Beds	Underwriting Model
T-12 August 2016 Available Beds	Underwriting Model
UW Available Beds	Underwriting Model

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (continued)

Characteristic	Source Document
2011 Occupancy	Underwriting Model
2012 Occupancy	Underwriting Model
2013 Occupancy	Underwriting Model
2014 Occupancy	Underwriting Model
2015 Occupancy	Underwriting Model
T-12 August 2016 Occupancy	Underwriting Model
UW Occupancy	Underwriting Model
2011 Private Pay Patient Days	Underwriting Model
2012 Private Pay Patient Days	Underwriting Model
2013 Private Pay Patient Days	Underwriting Model
2014 Private Pay Patient Days	Underwriting Model
2015 Private Pay Patient Days	Underwriting Model
T-12 August 2016 Private Pay Patient Days	Underwriting Model
UW Private Pay Patient Days	Underwriting Model
2011 Insurance Patient Days	Underwriting Model
2012 Insurance Patient Days	Underwriting Model
2013 Insurance Patient Days	Underwriting Model
2014 Insurance Patient Days	Underwriting Model
2015 Insurance Patient Days	Underwriting Model
T-12 August 2016 Insurance Patient Days	Underwriting Model
UW Insurance Patient Days	Underwriting Model
2011 Medicaid Patient Days	Underwriting Model
2012 Medicaid Patient Days	Underwriting Model
2013 Medicaid Patient Days	Underwriting Model
2014 Medicaid Patient Days	Underwriting Model
2015 Medicaid Patient Days	Underwriting Model
T-12 August 2016 Medicaid Patient Days	Underwriting Model
UW Medicaid Patient Days	Underwriting Model
2011 Medicare Part A Patient Days	Underwriting Model
2012 Medicare Part A Patient Days	Underwriting Model
2013 Medicare Part A Patient Days	Underwriting Model
2014 Medicare Part A Patient Days	Underwriting Model
2015 Medicare Part A Patient Days	Underwriting Model
T-12 August 2016 Medicare Part A Patient Days	Underwriting Model
UW Medicare Part A Patient Days	Underwriting Model
2011 Other Patient Days	Underwriting Model
2012 Other Patient Days	Underwriting Model
2013 Other Patient Days	Underwriting Model
2014 Other Patient Days	Underwriting Model
2015 Other Patient Days	Underwriting Model
T-12 August 2016 Other Patient Days	Underwriting Model
UW Other Patient Days	Underwriting Model

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document
2011 NOI	Underwriting Model
2012 NOI	Underwriting Model
2013 NOI	Underwriting Model
2014 NOI	Underwriting Model
2015 NOI	Underwriting Model
T-12 August 2016 Total Revenue	Underwriting Model
T-12 August 2016 Total Expenses	Underwriting Model
T-12 August 2016 NOI	Underwriting Model
T-12 August 2016 CapEx	Underwriting Model
T-12 August 2016 NCF	Underwriting Model
Underwritten Total Revenue	Underwriting Model
Underwritten Total Expenses	Underwriting Model
Underwritten NOI	Underwriting Model
Underwritten CapEx	Underwriting Model
Underwritten NCF	Underwriting Model
2011 Facility Days	Underwriting Model
2012 Facility Days	Underwriting Model
2013 Facility Days	Underwriting Model
2014 Facility Days	Underwriting Model
2015 Facility Days	Underwriting Model
T-12 Aug 2016 Facility Days	Underwriting Model
UW Facility Days	Underwriting Model
2011 Facility Operating Beds	Underwriting Model
2012 Facility Operating Beds	Underwriting Model
2013 Facility Operating Beds	Underwriting Model
2014 Facility Operating Beds	Underwriting Model
2015 Facility Operating Beds	Underwriting Model
T-12 Aug 2016 Facility Operating Beds	Underwriting Model
UW Facility Operating Beds	Underwriting Model
2011 Facility Available Bed Days	Underwriting Model
2012 Facility Available Bed Days	Underwriting Model
2013 Facility Available Bed Days	Underwriting Model
2014 Facility Available Bed Days	Underwriting Model
2015 Facility Available Bed Days	Underwriting Model
T-12 Aug 2016 Facility Available Bed Days	Underwriting Model
UW Facility Available Bed Days	Underwriting Model

Exhibit 2 to Attachment A Page 4 of 7

Reserve and Escrow Information:

Characteristic	Source Document
Real Estate Tax Escrow - Initial	Loan Agreement
Real Estate Tax Escrow - Ongoing	Loan Agreement
Real Estate Tax Escrow - Springing Condition	Loan Agreement
Insurance Escrow - Initial	Loan Agreement
Insurance Escrow - Ongoing	Loan Agreement
Insurance Escrow - Springing Condition	Loan Agreement
Replacement Reserve Escrow - Initial	Loan Agreement
Replacement Reserve Escrow - Ongoing	Loan Agreement
Replacement Reserve Escrow - Springing Condition	Loan Agreement
Immediate Repairs Escrow - Initial	Loan Agreement
Other Escrow Required	Loan Agreement
Other Escrow 1 Description	Loan Agreement
Other Escrow 1 Initial	Loan Agreement
Other Escrow 1 - On going	Loan Agreement
Other Escrow 1 - Springing Condition	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Loan Agreement
Mezzanine Debt Origination Date	Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Borrower	Loan Agreement
Sponsor	Loan Agreement
Carve-out Guarantor(s)	Guaranty Agreement
Trust Loan Original Balance	Allocated Loan Amount Schedule
Mezzanine Loan Original Balance (see Note 3)	Allocated Loan Amount Schedule
Mezzanine Debt Interest Rate (see Note 4)	Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Amortization Type (see Note 5)	Loan Agreement
Interest Accrual Method	Loan Agreement
Mezzanine Debt Interest Accrual Method	Mezzanine A Loan Agreement and Mezzanine B Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

First Payment Date (see Note 5)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Maturity Date (see Note 5)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Payment Due Date (see Note 5)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Interest Accrual Start Date (see Note 5)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Interest Accrual End Date (see Note 5)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Loan Purpose	Closing Statement
Non-Consolidation Opinion	Non-Consolidation Opinion
Independent Director	Loan Agreement
SPE	Loan Agreement
Defeasance Lockout Expiration Date (see Note 6)	Loan Agreement
Open Period Begin Date (see Note 7)	Loan Agreement
Prepay Description (see Note 6)	Loan Agreement
Partial Release (Y/N)	Loan Agreement
Partial Release Description	Loan Agreement
Lockbox (see Note 8)	Cash Management Agreement
Cash Management (see Note 9)	Cash Management Agreement
Cash Management Springing Condition	Cash Management Agreement
Future Debt Permitted (Y/N)	Loan Agreement
Future Debt Description	Loan Agreement
Mezzanine B Loan LIBOR Assumption	Mezzanine B Loan Agreement
Mezzanine B Loan LIBOR Rounding Methodology	Mezzanine B Loan Agreement
Mezzanine B Loan Interest Rate Adjustment Frequency	Mezzanine B Loan Agreement
Mezzanine B Loan Spread	Mezzanine B Loan Agreement
Mezzanine B Loan LIBOR Floor	Mezzanine B Loan Agreement
Mezzanine B Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mezzanine B Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mezzanine B Loan LIBOR Cap Provider	Interest Rate Cap Agreement
Mezzanine B Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State
characteristics for each Mortgaged Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

3.
For the purpose of comparing the “Mezzanine Loan Original Balance” characteristic, the Depositor instructed us to use the sum of the original principal balances of the Mezzanine A Loan and Mezzanine B Loan (and for each Mortgaged Property, the sum of the allocated Mezzanine A Loan and Mezzanine B Loan original principal balances), as shown in the applicable Source Documents.

4.	For the purpose of comparing the “Mezzanine Debt Interest Rate” characteristic, the Depositor instructed us to use the weighted average interest rate of the Mezzanine Loans, as recalculated using:
a.	The interest rate for the Mezzanine A Loan that is shown in the mezzanine A loan agreement Source Document and
b.
The Mezzanine B Loan Interest Rate (as defined in the succeeding paragraph of this Note 4 of Exhibit 2 to Attachment A), as calculated in the succeeding paragraph of this Note 4 of Exhibit 2 to Attachment A, weighted by the original principal balances of the Mezzanine A Loan and Mezzanine B Loan, respectively, as shown in the applicable Source Document.

Using the:
a.	Mezzanine B Loan Spread,
b.	Mezzanine B Loan LIBOR Floor,
c.	Mezzanine B Loan LIBOR Rounding Methodology and
d.	Mezzanine B Loan LIBOR Cap Strike Rate
of the Mezzanine B Loan, all as shown on the Preliminary Data File, and a LIBOR assumption of 0.533% that was provided by the Depositor, we recalculated the interest rate of the Mezzanine B Loan (the “Mezzanine B Loan Interest Rate”).

5.	For the:
a.	Amortization Type,
b.	First Payment Date,
c.	Maturity Date,
d.	Payment Due Date,
e.	Interest Accrual Start Date and
f.	Interest Accrual End Date
characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Documents for each of the characteristics listed in a. through f. above.

Exhibit 2 to Attachment A Page 7 of 7

Notes:  (continued)

6.	With respect to the Mortgage Loan, the loan agreement Source Document contains the following language:

Conditions to Defeasance.  Provided no Event of Default has occurred and is continuing, at any time after the date which is the earlier of: (A) two (2) years after the “startup day,” within the meaning of Section 860G(a)(9) of the Code, of the final “real estate mortgage investment conduit,” established within the meaning of Section 860D of the Code, that holds any note that evidences all or any portion of the
Loan or (B) three (3) years and six (6) months after the date hereof (such earlier date, the “Defeasance Lockout Expiration Date”)

For the purpose of comparing the:
a.	Defeasance Lockout Expiration Date and
b.	Prepayment Description
characteristics for the Mortgage Loan, the Depositor instructed us to assume that the “startup day” will be “6 December 2016.”

7.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” of the Mortgage Loan which occurs during the open period.

8.
For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the cash management agreement Source Document requires all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.
Prior to the occurrence of an event of default or one or more specific trigger events described in the cash management agreement Source Document, revenue in the lockbox account is transferred to an account controlled by the borrower, and

b.
Upon the occurrence of an event of default or one or more specific trigger events described in the cash management agreement Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the cash management agreement Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Loan Number
Unique ID
Property Name
Monthly P&I Payment
Annual P&I Debt Service
Administrative Fee Rate
Seismic Report Date
Seismic Zone (if 3 or 4)
PML %
Trust Loan Interest Rate
Title Type
Ground Lease Expiration Date
Ground Lessor
Mezzanine Debt Monthly P&I Payment
Mezzanine Debt Annual P&I Payment

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.